NATURE OF OPERATIONS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Working Capital Surplus (Deficit)	$ 5,783,276	$ (781,378)	$ (128,361)		$ (781,378)
Stockholders' Equity Attributable to Parent	5,883,905	(774,626)	(50,439)	(710,982)	(774,626)	471,822	(183,721)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (1,221,894)	$ (63,644)	$ (2,489,137)	$ (1,429,108)	$ (1,433,485)	$ (914,046)
Common Stock, Shares Authorized	150,000,000		200,000,000
Entity Incorporation, Date of Incorporation	Jan. 08, 2010
Common Stock Authorized					Unlimited
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues	50,000,000
Debt Instrument, Convertible, Conversion Ratio	3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%